Events after the reporting date	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date

12       Events after the reporting date

Debt financing

In August 2023, the Company reached an agreement with First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) for a deed of accession, amendment and restatement of the CIT loan facility by the accession of an additional borrower in order to increase the loan facility from a total of $52.25 million to $77.25 million, by a top up loan amount of $25 million for the purpose of financing vessels Diamond Globe and Power Globe and for general corporate and working capital purposes of all the borrowers and Globus. The CIT loan facility (including the new top up loan amount) is now further secured by a first preferred mortgage over the vessels Diamond Globe and Power Globe. Furthermore, the applicable margin was amended from 3.35% to 2.70% for the whole CIT loan facility. On August 10, 2023, the Company drew down $25 million.

Sale of vessels

On August 11, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2009-built Sky Globe for a gross price of $10.7 million (absolute amount), before commissions, to an unaffiliated third party. The vessel was delivered to its new owners on September 7, 2023. The Company expects to recognize a gain of approximately $2.2 million (absolute amount) as a result of the sale, which will be classified in the income statement component of the consolidated statement of comprehensive income.

On August 16, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2010-built Star Globe for a gross price of $11.2 million (absolute amount), before commissions, to an unaffiliated third party, which sale is subject to standard closing conditions. The vessel is expected to be delivered to its new owners within September 2023. The Company expects to recognize a gain of approximately $1.6 million (absolute amount) as a result of the sale, which will be classified in the income statement component of the consolidated statement of comprehensive income.

Contract for new building vessels

On August 18, 2023, the Company signed two contracts for the construction and purchase of two fuel efficient bulk carrier of about 64,000 dwt each. The two vessels will be built at a reputable shipyard in Japan and are scheduled to be delivered during the second half of 2026. The total consideration for the construction of both vessels is approximately $75.5 million, which the Company intends to finance with a combination of debt and equity. In August 2023 the Company paid the 1st instalment of $7.5 million for both vessels under construction.

12       Events after the reporting date (continued)

Receipt of Nasdaq Notice of Deficiency

On July 14, 2023, the Company received written notification from The Nasdaq Stock Market dated July 12, 2023, indicating that because the closing bid price of our common stock for the last 30 consecutive business days was below $1.00 per share, we no longer meet the minimum bid price continued listing requirement for the Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5450(a)(1). Pursuant to Nasdaq Listing Rules, the applicable grace period to regain compliance is 180 days, or until January 8, 2024. The Company intends to monitor the closing bid price of its common stock between now and January 8, 2024 and is considering its options, including a potential reverse stock split, in order to regain compliance with the Nasdaq Capital Market minimum bid price requirement. The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. In the event the Company does not regain compliance within the 180-day grace period, and it meets all other listing standards and requirements it may be eligible for an additional 180-day grace period. The Company intends to cure the deficiency within the prescribed grace period. During this time, the Company’s common stock will continue to be listed and trade on the Nasdaq Capital Market.